Summary of Significant Accounting Policies - Property and equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Depreciation and amortization expense (excluding intangibles amortization)	$ 10,600,000	$ 6,500,000
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life	2 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Charging stations and digital media screens | Minimum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Charging stations and digital media screens | Maximum
Property, Plant and Equipment [Line Items]
Useful life	10 years
Capitalized research and development equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	2 years
Capitalized research and development equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Computers and equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful life	3 years
Computers and equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Furniture
Property, Plant and Equipment [Line Items]
Useful life	5 years
Leasehold improvements | Minimum
Property, Plant and Equipment [Line Items]
Useful life	2 years
Leasehold improvements | Maximum
Property, Plant and Equipment [Line Items]
Useful life	5 years
Capitalized software
Property, Plant and Equipment [Line Items]
Useful life	3 years
Construction in Progress
Property, Plant and Equipment [Line Items]
Other operating expense	$ 1,900,000	$ 16,100